STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
OPERATING ACTIVITIES
Royalties received	$ 22,197,875	$ 31,731,348	$ 33,997,720
Interest received	2,078	1,524	5,412
Expenses paid	(930,877)	(1,042,405)	(887,998)
NET CASH FROM OPERATING ACTIVITIES	21,269,076	30,690,467	33,115,134
INVESTING ACTIVITIES
Maturities of U.S. Government securities	438,875	35,000	767,400
Purchases of U.S. Government securities	(510,633)	(205,054)	(572,327)
NET CASH FROM (USED FOR) INVESTING ACTIVITIES	(71,758)	(170,054)	195,073
FINANCING ACTIVITY
Distributions to unitholders	(20,204,816)	(34,046,426)	(31,750,424)
NET CHANGE IN CASH AND CASH EQUIVALENTS	992,502	(3,526,013)	1,559,783
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	6,727,461	10,253,474	8,693,691
CASH AND CASH EQUIVALENTS, END OF YEAR	7,719,963	6,727,461	10,253,474
RECONCILIATION OF NET INCOME TO NET CASH FROM OPERATING ACTIVITIES
Net income	21,056,289	30,654,737	33,237,332
Decrease (increase) in accrued income receivable	154,800	169,927	(155,194)
Decrease (increase) in prepaid expense	1,623	(2,806)	(3,560)
Increase (decrease) in accrued expenses	56,364	(131,391)	36,556
NET CASH FROM OPERATING ACTIVITIES	21,269,076	30,690,467	33,115,134
NON CASH FINANCING ACTIVITY
Distributions declared and payable	$ 7,478,406	$ 6,428,805	$ 9,971,208